ACCOUNTS PAYABLE (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about accounts payable [Line Items]
Accounts payable	$ 655	$ 678
Accruals classified as current, other than payroll accruals	673	567
Payroll accruals	285	258
Trade and other current payables	$ 1,613	$ 1,503